Operations - General Information - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands	Dec. 21, 2017 BRL (R$) R$ / shares shares	Dec. 21, 2017 USD ($)	Dec. 31, 2018 $ / shares
Disclosure of general information [line items]
Number of shares issued	27,001,889
Share price | $ / shares			$ 0.0001
Proceeds from issue of ordinary shares	R$ 462,789	$ 139,900
Repayments of current borrowings	R$ 365,000	$ 110,600
Percentage of prepayment of borrowing	25.00%	25.00%
PIPE Investors [member]
Disclosure of general information [line items]
Number of shares issued	15,438,000
Number of warrants purchase	3,748,600
Share price | R$ / shares	R$ 11.50
Proceeds from issue of ordinary shares	R$ 425,739	$ 128,700